INCOME TAX (Details) - Schedule of components of the deferred tax provision (benefit) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (575,000)	$ (59,000)
Book depreciation exceeding tax depreciation [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	100,854	487,700
Reserve for bad debts [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(7,636)	5,673
Lease expense per book in excess of cash paid [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(160,653)	(229,069)
Federal net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(329,060)	(213,025)
State net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(167,519)	(135,443)
Rental income received in advance [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(74,187)	(126,771)
Unbilled receivables [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	64,248	153,480
Other [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (1,047)	$ (1,545)